Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(b)	Basis of Consolidation

The Company consolidates all entities in which it is the primary beneficiary of variable interests in variable interest entities and entities in which it has a controlling financial interest. The Company did not have a variable interest in any variable interest entity during the periods presented.

The consolidated financial statements include the assets, liabilities, revenue and expenses of the Company and its consolidated subsidiaries. All intercompany balances and transactions have been eliminated on consolidation.

(c)	Cash and Cash Equivalents

The Company considers cash on hand, demand deposits with banks with original maturities of three months or less when purchased to be cash and cash equivalents.

(d)	Trading Securities

Trading securities refer to equity securities that are bought and held principally for the purpose of selling them in the near term, and are reported at fair value, with unrealized gains and losses included in earnings. The fair value of the Company’s investments in trading securities is based on the quoted market price on the last business day of the fiscal year.

(e)	Available-for-sale Securities

Available-for-sale securities consist of quoted equity securities that are not designated as trading securities. They are held at fair value with unrealized gains and losses, net of tax, reported in accumulated other comprehensive gain or losses. Any unrealized losses that are deemed other-than-temporary are included in current period earnings and removed from accumulated other comprehensive gain or losses.

Realized gains and losses on investment securities are included in current period earnings. For purposes of computing realized gains and losses, the cost basis of each investment sold is generally based on the average cost method.

The Company regularly evaluates whether the decline in fair value of available-for-sale securities is other-than-temporary and objective evidence of impairment could include:

•	The severity and duration of the fair value decline;

•	Deterioration in the financial condition of the issuer; and

•	Evaluation of the factors that could cause individual securities to have an other-than-temporary impairment.

No such other-than-temporary decline in fair value was recognized during the years ended December 31, 2013 and 2014.

(f)	Income Taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements and unutilized tax loss carry forwards by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities.

The Company adopted ASC Topic 740, Income Taxes, which clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. The interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740 also provides accounting guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

(g)	Foreign Currencies

The functional currency of the Company and its Hong Kong domiciled subsidiaries is Hong Kong dollars. The Company has elected Renminbi as its reporting currency.

Foreign currency transactions are translated into the functional currencies of the Company and its subsidiaries at the applicable exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into functional currencies using the applicable exchange rates prevailing at the respective balance sheet dates. Exchange differences are included in the consolidated statements of operations.

Assets and liabilities of the Company and its subsidiaries domiciled in Hong Kong have been translated into Renminbi at the rates of exchange prevailing at the balance sheet dates and all income and expense items are translated into Renminbi at the average rates of exchange over the year. Exchange differences resulting from the translation have been recorded as a component of comprehensive losses.

The translation of Renminbi amounts into US$ amounts are included solely for the convenience of readers and have been made at US$1.00 = Rmb6.2046, the noon buying rate from the Federal Reserve Bank of New York on December 31, 2014. No representation is made that the Renminbi amounts could have been, or could be, converted into United States dollar at that rate or at any other rate.

(h)	Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted-average number of common shares outstanding during the year. The Company did not have dilutive potential common shares during fiscal 2012, 2013 and 2014.

(i)	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the years presented. Actual results may differ from those estimates. Significant estimates in these financial statements that are susceptible to change as more information becomes available are collectability of receivables, impairment of deposits paid for acquisition of investments and available-for-sale securities, and valuation allowances for deferred tax assets.

(j)	Financial Instruments

The Company recognizes all derivative instruments on the balance sheet at fair value with changes in fair values reported in the consolidated statements of operations.

The Company’s financial instruments that are exposed to concentration of credit risk consist primarily of its cash and cash equivalents, advances to affiliates, and amounts due from related parties. The Company has reviewed the credit worthiness and financial position of its related parties for credit risks associated with amounts due from them. These entities have good credit standing and the Company does not expect to incur significant losses for uncollected advances from these entities.

(k)	Comprehensive Income

Comprehensive income represents changes in equity resulting from transactions and other events and circumstances from non-owner sources. Comprehensive income consists of net income (loss) and the foreign exchange differences arising from translation to the reporting currency and unrealized gains and losses on available-for-sale securities.

(l)	Recently Issued Accounting Pronouncements

In April 2014, the FASB issued ASU 2014-08 “Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360)—Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity”, which changes the threshold for reporting discontinued operations and adds new disclosures. The new guidance defines a discontinued operation as a disposal that “represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results.” The standard is required to be adopted by public business entities in annual periods beginning on or after December 15, 2014, and interim periods within those annual periods. Entities may “early adopt” the guidance for new disposals. The Company does not expect ASU 2014-08 to have a significant impact on its consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)” which clarifies and improves the principles for recognizing revenue and develops a common revenue standard for United States generally accepted accounting principles (U.S. GAAP) and International Financial Reporting Standards (IFRS) that among other things, improves comparability of revenue recognition practices and provides more useful information to users of financial statements through improved disclosure requirements. The amendments in ASU 2014-09 are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted. The Company does not expect ASU 2014-09 to have a significant impact on its revenue recognition.

In June 2014, the FASB issued ASU 2014-12, “Compensation—Stock Compensation (Topic 718)” which provides explicit guidance on the treatment of awards with performance targets that could be achieved after the requisite service period. The amendments in ASU 2014-12 are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. The Company does not expect that the adoption will have a material impact on its consolidated financial statements.

In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements – Going Concern. This standard requires management to evaluate for each annual and interim reporting period whether it is probable that the reporting entity will not be able to meet its obligations as they become due within one year after the date that the financial statements are issued. If the entity is in such a position, the standard provides for certain disclosures depending on whether or not the entity will be able to successfully mitigate its going concern status. This guideline is effective for annual periods ending after December 15, 2016 and interim periods within annual periods beginning after December 15, 2016. Early application is permitted. The Company does not expect that the adoption will have a material impact on its consolidated financial statements.

In February 2015, the FASB issued ASU 2015-02, “Consolidation (Topic 810)—Amendments to the Consolidation Analysis”, which provides guidance for reporting entities that are required to evaluate whether they should consolidate certain legal entities. In accordance with ASU 2015-02, all legal entities are subject to reevaluation under the revised consolidation model. ASU 2015-02 is effective for public business entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2015. Early adoption is permitted. The Company does not anticipate that this adoption will have a significant impact on its consolidated financial statements.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s consolidated financial statements upon adoption.